EMPLOYEE BENEFIT PLANS - Practical Expedient Disclosures (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 2,110	$ 2,808
NAV
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	600	594
Equity method investments	111	109
Private Equity Funds | NAV
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	79	72
Unfunded Commitments	16	19
Private Real Estate Investment Fund | NAV
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	468	457
Unfunded Commitments	0	0
Hedge Funds | NAV
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	53	65
Unfunded Commitments	$ 10	$ 5